UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0582
Expires: May 31, 2021
Estimated average burden hours per response........7.2

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive Chicago, Illinois	60606-2807
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Registrant’s telephone number, including area code: 312.525.7100

Date of fiscal year end: 12/31

Date of reporting period: 7/1/2020 – 6/30/2021

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-9036

UBS Relationship Funds
One North Wacker Drive
Chicago, Illinois  60606-2825
312-525-7100
Eric Sanders
UBS Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606
Fiscal year end: 12/31

Reporting Period: 07/01/2020 - 06/30/2021

==================== UBS US Equity Alpha Relationship Fund =====================

CREE, INC.

Ticker:       CREE           Security ID:  225447101
Meeting Date: OCT 26, 2020   Meeting Type: Annual
Record Date:  AUG 28, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Glenda M. Dorchak        For       For          Management
1.2   Elect Director John C. Hodge            For       For          Management
1.3   Elect Director Clyde R. Hosein          For       Withhold     Management
1.4   Elect Director Darren R. Jackson        For       For          Management
1.5   Elect Director Duy-Loan T. Le           For       For          Management
1.6   Elect Director Gregg A. Lowe            For       For          Management
1.7   Elect Director John B. Replogle         For       For          Management
1.8   Elect Director Thomas H. Werner         For       For          Management
1.9   Elect Director Anne C. Whitaker         For       For          Management
2     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation

--------------------------------------------------------------------------------

LIVERAMP HOLDINGS, INC.

Ticker:       RAMP           Security ID:  53815P108
Meeting Date: AUG 11, 2020   Meeting Type: Annual
Record Date:  JUN 15, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Timothy R. Cadogan       For       For          Management
1b    Elect Director Vivian Chow              For       For          Management
1c    Elect Director Scott E. Howe            For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify KPMG LLP as Auditors             For       For          Management

--------------------------------------------------------------------------------

TAKE-TWO INTERACTIVE SOFTWARE, INC.

Ticker:       TTWO           Security ID:  874054109
Meeting Date: SEP 16, 2020   Meeting Type: Annual
Record Date:  JUL 20, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Strauss Zelnick          For       Against      Management
1.2   Elect Director Michael Dornemann        For       Against      Management
1.3   Elect Director J Moses                  For       Against      Management
1.4   Elect Director Michael Sheresky         For       Against      Management
1.5   Elect Director LaVerne Srinivasan       For       For          Management
1.6   Elect Director Susan Tolson             For       Against      Management
1.7   Elect Director Paul Viera               For       For          Management
1.8   Elect Director Roland Hernandez         For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

XILINX, INC.

Ticker:       XLNX           Security ID:  983919101
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 10, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dennis Segers            For       For          Management
1.2   Elect Director Raman K. Chitkara        For       For          Management
1.3   Elect Director Saar Gillai              For       For          Management
1.4   Elect Director Ronald S. Jankov         For       For          Management
1.5   Elect Director Mary Louise Krakauer     For       For          Management
1.6   Elect Director Thomas H. Lee            For       For          Management
1.7   Elect Director Jon A. Olson             For       For          Management
1.8   Elect Director Victor Peng              For       For          Management
1.9   Elect Director Elizabeth W. Vanderslice For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

YELP INC.

Ticker:       YELP           Security ID:  985817105
Meeting Date: JUL 01, 2020   Meeting Type: Annual
Record Date:  MAY 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Diane M. Irvine          For       For          Management
1.2   Elect Director Christine Barone         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Declassify the Board of Directors       For       For          Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

Igor Lasun *
President
UBS Relationship Funds
Managing Director
UBS Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Relationship Funds

By (Signature and Title)*	/s/ Igor Lasun*, President

Igor Lasun

*(Signature affixed by Eric Sanders by Power of Attorney effective July 1, 2019 and filed herewith).

Date	August 19, 2021

*Print the name and title of each signing officer under his or her signature.

UBS Investment Trust

UBS Series Funds

PACE Select Advisors Trust

Master Trust

The UBS Funds

SMA Relationship Trust

UBS Relationship Funds

Power of Attorney

Igor Lasun, whose signature appears below, does hereby constitute and appoint Keith Weller and Eric Sanders, each an officer of the above named investment companies (each hereafter the "Company") individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 1, 2019

By:	/s/ Igor Lasun
Igor Lasun
President